Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8— Income Taxes

The provision (benefit) for income taxes from continuing operations consists of:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Current income tax:
Federal	$(198)	$(263)	$(960)
State	153	255	220
Foreign	437	464	802
	392	456	62
Deferred income tax:
Federal	(7,777)	1,600	(1,100)
State	(55)	85	(202)
	(7,832)	1,685	(1,302)
Provision (benefit) for income taxes	$(7,440)	$2,141	$(1,240)

Deferred tax benefit related to discontinued operations was $1,354,000, $1,141,000 and $74,000 related to the years ended December 31, 2011, 2010, and 2009 respectively.

Deferred tax liabilities (assets) are comprised of the following at:

	December 31,
	(in thousands)
	2011	2010

Software development costs	$4,003	$1,429
Intangible assets	─	2,282
Gross deferred tax liabilities	4,003	3,711
Allowances for bad debts and inventory	(6,608)	(5,037)
Capitalized inventory costs	(107)	(92)
Intangible assets	(4,792)	─
Employee benefit accruals	(1,848)	(1,835)
Federal net operating loss carryforward	(3,722)	(1,263)
State net operating loss carryforward	(493)	(321)
Tax credit carryforwards	(3,879)	(2,905)
Foreign currency	(191)	(101)
Other	(361)	(453)
Gross deferred tax assets	(22,001)	(12,007)

Less valuation allowance	2,153	1,498

Net deferred tax assets	$(15,845)	$(6,798)

The Company has Federal tax credit carryforwards of $3,900,000 that expire in various tax years from 2014 to 2026.  The Company has a Federal operating loss carryforward of $12,500,000  that expires in various tax years through 2030.  Of the operating loss carryforward, $1,500,000 will result in a benefit within additional paid in capital when realized.  The Company also has state tax credit carryforwards of $200,000 and state net operating loss carryforwards of $7,300,000 which expire in various tax years through 2029.  In assessing the ability to realize deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.  As a result of this analysis and based on the current year’s taxable loss, management determined that it is more likely than not that the future benefit associated with the foreign tax credit carryforwards and certain state tax credits and loss carryforwards will not be realized.  As a result, the Company recorded tax expense associated with an additional deferred tax asset valuation allowance of $655,000, $94,000 and $1,404,000 for 2011, 2010, and 2009, respectively.

The Company records the benefits relating to uncertain tax positions only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement.   At December 31, 2011, the Company’s reserve for uncertain tax positions is not material and the Company believes it has adequately provided for its tax-related liabilities.  The Company is no longer subject to United States federal income tax examinations for years before 2008.  The provision (benefit) for income taxes differed from the provision computed by applying the Federal statutory rate to income (loss) from continuing operations before taxes due to the following:
	Year ended December 31,
	2011	2010	2009
Federal statutory tax rate	(35.0)%	35.0%	(35.0)%
State taxes	0.3	3.6	(2.2)
Non deductible expenses	0.7	1.2	2.2
Tax credits	(2.9)	(6.6)	(2.6)
Foreign income tax rate differential	(0.3)	(5.0)	(4.9)
Valuation allowance	0.9	1.3	22.3
Other	0.5	0.6	0.5
	(35.8)%	30.1%	(19.7)%